Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-current liabilities
Jackpot liabilities	$ 147,654	$ 160,101
Contract liabilities	62,175	65,855
Reserves for uncertain tax positions	47,625	47,523
Finance lease liabilities	30,854	36,240
Income taxes payable	15,594	26,493
Royalties payable	14,091	18,918
Other	41,968	40,736
Total other non-current liabilities	$ 359,961	$ 395,866